Quarterly Holdings Report
for

Fidelity Freedom® Blend 2055 Fund

June 30, 2020

FBF-Y55-QTLY-0820
1.9892481.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,559,254	$27,957,432
Fidelity Series Commodity Strategy Fund (a)	1,654,087	6,351,693
Fidelity Series Large Cap Growth Index Fund (a)	1,511,626	19,016,260
Fidelity Series Large Cap Stock Fund (a)	1,381,147	19,432,737
Fidelity Series Large Cap Value Index Fund (a)	3,337,873	36,683,219
Fidelity Series Small Cap Opportunities Fund (a)	761,577	9,314,085
Fidelity Series Value Discovery Fund (a)	1,122,501	13,133,267
TOTAL DOMESTIC EQUITY FUNDS
(Cost $128,939,723)		131,888,693

International Equity Funds - 40.5%
Fidelity Series Canada Fund (a)	608,580	5,805,853
Fidelity Series Emerging Markets Fund (a)	446,642	3,818,786
Fidelity Series Emerging Markets Opportunities Fund (a)	1,799,333	34,493,218
Fidelity Series International Growth Fund (a)	920,609	15,779,237
Fidelity Series International Index Fund (a)	681,715	6,469,477
Fidelity Series International Small Cap Fund (a)	320,934	5,128,523
Fidelity Series International Value Fund (a)	1,876,579	15,782,027
Fidelity Series Overseas Fund (a)	1,523,382	15,721,301
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $101,350,195)		102,998,422

Bond Funds - 6.2%
Fidelity Series Corporate Bond Fund (a)	2,532	28,229
Fidelity Series Emerging Markets Debt Fund (a)	180,148	1,615,932
Fidelity Series Floating Rate High Income Fund (a)	41,296	355,973
Fidelity Series Government Bond Index Fund (a)	3,013	33,953
Fidelity Series High Income Fund (a)	202,880	1,791,434
Fidelity Series Inflation-Protected Bond Index Fund (a)	483,444	5,051,991
Fidelity Series Investment Grade Bond Fund (a)	3,128	37,941
Fidelity Series Investment Grade Securitized Fund (a)	2,442	25,936
Fidelity Series Long-Term Treasury Bond Index Fund (a)	556,644	5,783,530
Fidelity Series Real Estate Income Fund (a)	110,205	1,064,585
TOTAL BOND FUNDS
(Cost $15,301,699)		15,789,504

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 0.25% (a)(b)	82,792	82,792
Fidelity Series Short-Term Credit Fund (a)	55,173	563,867
Fidelity Series Treasury Bill Index Fund (a)	287,623	2,879,111
TOTAL SHORT-TERM FUNDS
(Cost $3,519,081)		3,525,770
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $249,110,698)		254,202,389
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,485)
NET ASSETS - 100%		$254,198,904

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$17,629,639	$5,368,069	$2,462,855	$--	$131,469	$7,291,110	$27,957,432
Fidelity Series Canada Fund	4,240,298	1,042,241	168,686	--	(33,671)	725,671	5,805,853
Fidelity Series Commodity Strategy Fund	6,154,116	1,177,288	1,265,631	--	(223,348)	509,268	6,351,693
Fidelity Series Corporate Bond Fund	53,784	8,684	36,124	181	(3,083)	4,968	28,229
Fidelity Series Emerging Markets Debt Fund	1,218,132	256,282	12,689	20,179	(90)	154,297	1,615,932
Fidelity Series Emerging Markets Fund	2,188,485	1,115,566	27,259	--	58	541,936	3,818,786
Fidelity Series Emerging Markets Opportunities Fund	20,148,369	9,328,391	481,688	--	14,223	5,483,923	34,493,218
Fidelity Series Floating Rate High Income Fund	276,620	60,927	3,070	3,805	27	21,469	355,973
Fidelity Series Government Bond Index Fund	81,727	6,572	54,439	124	(49)	142	33,953
Fidelity Series Government Money Market Fund 0.25%	1,593,579	2,107,416	3,618,203	1,182	--	--	82,792
Fidelity Series High Income Fund	1,391,175	309,130	15,350	23,520	(218)	106,697	1,791,434
Fidelity Series Inflation-Protected Bond Index Fund	4,124,271	1,199,535	428,723	2,402	(5,064)	161,972	5,051,991
Fidelity Series International Growth Fund	12,262,644	2,590,333	1,459,273	--	56,230	2,329,303	15,779,237
Fidelity Series International Index Fund	4,826,634	1,028,398	218,507	--	(13,395)	846,347	6,469,477
Fidelity Series International Small Cap Fund	3,637,021	781,789	55,262	--	1,711	763,264	5,128,523
Fidelity Series International Value Fund	11,761,177	2,754,996	1,090,559	--	(22,450)	2,378,863	15,782,027
Fidelity Series Investment Grade Bond Fund	81,226	9,327	54,135	232	(2,096)	3,619	37,941
Fidelity Series Investment Grade Securitized Fund	56,141	7,435	37,746	86	1	105	25,936
Fidelity Series Large Cap Growth Index Fund	13,163,490	3,961,973	1,660,427	341,379	99,050	3,452,174	19,016,260
Fidelity Series Large Cap Stock Fund	13,693,571	3,762,675	601,364	--	(23,380)	2,601,235	19,432,737
Fidelity Series Large Cap Value Index Fund	25,373,711	8,168,914	590,019	--	(57,775)	3,788,388	36,683,219
Fidelity Series Long-Term Treasury Bond Index Fund	4,648,520	1,753,044	499,252	100,382	(3,762)	(115,020)	5,783,530
Fidelity Series Overseas Fund	11,770,612	3,009,388	1,516,683	--	(154,356)	2,612,340	15,721,301
Fidelity Series Real Estate Income Fund	758,851	193,075	9,631	14,081	(281)	122,571	1,064,585
Fidelity Series Short-Term Credit Fund	541,937	3,257	--	3,258	--	18,673	563,867
Fidelity Series Small Cap Opportunities Fund	6,788,869	1,746,362	639,165	--	(147,039)	1,565,058	9,314,085
Fidelity Series Treasury Bill Index Fund	4,803,949	86,547	1,995,562	17,689	(6,213)	(9,610)	2,879,111
Fidelity Series Value Discovery Fund	7,961,607	3,821,635	93,854	--	328	1,443,551	13,133,267
	$181,230,155	$55,659,249	$19,096,156	$528,500	$(393,173)	$36,802,314	$254,202,389

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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